Quarterly Holdings Report
for

Fidelity Advisor® Dividend Growth Fund

August 31, 2019

ADGF-QTLY-1019
1.805738.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 13.5%
Diversified Telecommunication Services - 0.6%
GCI Liberty, Inc. (a)	74,700	$4,649
Verizon Communications, Inc.	18,800	1,093
		5,742
Media - 12.9%
CBS Corp. Class B	154,900	6,515
Charter Communications, Inc. Class A (a)	10,200	4,178
Comcast Corp. Class A	1,561,250	69,101
Discovery Communications, Inc. Class A (a)(b)	149,300	4,121
Interpublic Group of Companies, Inc.	255,700	5,083
Liberty Broadband Corp. Class A (a)	69,700	7,301
Liberty Media Corp. Liberty SiriusXM Series A (a)	236,500	9,576
Nexstar Broadcasting Group, Inc. Class A	20,800	2,057
Omnicom Group, Inc.	77,300	5,879
Sinclair Broadcast Group, Inc. Class A	161,200	7,185
		120,996

TOTAL COMMUNICATION SERVICES		126,738

CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.9%
BorgWarner, Inc.	119,200	3,889
Lear Corp.	37,700	4,232
		8,121
Automobiles - 1.0%
General Motors Co.	254,200	9,428
Distributors - 1.3%
LKQ Corp. (a)	473,900	12,449
Diversified Consumer Services - 0.3%
H&R Block, Inc. (b)	104,300	2,526
Household Durables - 2.7%
Lennar Corp. Class A	77,000	3,927
Mohawk Industries, Inc. (a)	42,700	5,077
NVR, Inc. (a)	3,100	11,157
Whirlpool Corp.	39,100	5,438
		25,599
Internet & Direct Marketing Retail - 0.6%
The Booking Holdings, Inc. (a)	2,900	5,703
Leisure Products - 0.4%
Brunswick Corp.	77,300	3,602
Specialty Retail - 1.1%
AutoNation, Inc. (a)	140,306	6,659
Best Buy Co., Inc.	66,800	4,252
		10,911
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (a)	46,600	1,229
Hanesbrands, Inc.	105,600	1,442
PVH Corp.	57,900	4,389
Tapestry, Inc.	153,300	3,166
		10,226

TOTAL CONSUMER DISCRETIONARY		88,565

CONSUMER STAPLES - 5.1%
Food & Staples Retailing - 0.6%
Walgreens Boots Alliance, Inc.	108,000	5,529
Food Products - 1.4%
Ingredion, Inc.	20,400	1,576
The Kraft Heinz Co.	457,600	11,678
		13,254
Household Products - 1.1%
Spectrum Brands Holdings, Inc.	178,185	9,955
Tobacco - 2.0%
Altria Group, Inc.	431,173	18,860

TOTAL CONSUMER STAPLES		47,598

ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Exxon Mobil Corp.	555,422	38,035
Phillips 66 Co.	167,200	16,491
		54,526
FINANCIALS - 25.7%
Banks - 13.3%
Bank of America Corp.	1,186,603	32,643
JPMorgan Chase & Co.	292,393	32,122
M&T Bank Corp.	70,600	10,322
PNC Financial Services Group, Inc.	107,100	13,808
U.S. Bancorp	250,800	13,215
Wells Fargo & Co.	492,390	22,931
		125,041
Capital Markets - 0.2%
Lazard Ltd. Class A	69,700	2,393
Consumer Finance - 0.2%
American Express Co.	12,100	1,456
Diversified Financial Services - 10.7%
Berkshire Hathaway, Inc. Class B (a)	493,400	100,363
Insurance - 1.3%
The Travelers Companies, Inc.	81,900	12,036

TOTAL FINANCIALS		241,289

HEALTH CARE - 11.6%
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.	11,600	2,945
Health Care Providers & Services - 8.1%
AmerisourceBergen Corp.	81,400	6,697
Anthem, Inc.	47,700	12,475
Cardinal Health, Inc.	66,300	2,860
Cigna Corp.	84,800	13,057
CVS Health Corp.	120,200	7,323
DaVita HealthCare Partners, Inc. (a)	75,300	4,245
HCA Holdings, Inc.	44,600	5,361
McKesson Corp.	32,300	4,466
Quest Diagnostics, Inc.	2,000	205
UnitedHealth Group, Inc.	83,800	19,609
		76,298
Pharmaceuticals - 3.2%
Bayer AG	129,100	9,595
Bristol-Myers Squibb Co.	418,900	20,137
		29,732

TOTAL HEALTH CARE		108,975

INDUSTRIALS - 22.4%
Air Freight & Logistics - 2.9%
FedEx Corp.	72,700	11,531
United Parcel Service, Inc. Class B	130,400	15,473
		27,004
Airlines - 1.7%
Delta Air Lines, Inc.	182,100	10,536
Southwest Airlines Co.	98,000	5,127
		15,663
Industrial Conglomerates - 7.5%
General Electric Co.	8,501,600	70,138
Machinery - 4.2%
Allison Transmission Holdings, Inc.	97,243	4,321
Cummins, Inc.	67,200	10,031
Deere & Co.	24,200	3,749
PACCAR, Inc.	166,400	10,909
Snap-On, Inc.	70,600	10,497
		39,507
Professional Services - 0.1%
Robert Half International, Inc.	17,500	936
Road & Rail - 3.8%
J.B. Hunt Transport Services, Inc.	16,000	1,729
Knight-Swift Transportation Holdings, Inc. Class A (b)	631,600	21,563
Norfolk Southern Corp.	26,900	4,682
Union Pacific Corp.	50,100	8,114
		36,088
Trading Companies & Distributors - 2.2%
AerCap Holdings NV (a)	76,400	4,097
Air Lease Corp. Class A	120,600	5,010
HD Supply Holdings, Inc. (a)	306,805	11,938
		21,045

TOTAL INDUSTRIALS		210,381

INFORMATION TECHNOLOGY - 6.3%
IT Services - 1.9%
Amdocs Ltd.	133,900	8,669
Cognizant Technology Solutions Corp. Class A	146,300	8,981
		17,650
Software - 1.6%
Micro Focus International PLC	67,800	926
Oracle Corp.	271,400	14,129
		15,055
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	102,424	21,380
HP, Inc.	294,800	5,392
		26,772

TOTAL INFORMATION TECHNOLOGY		59,477

TOTAL COMMON STOCKS
(Cost $905,219)		937,549

Money Market Funds - 2.9%
Fidelity Cash Central Fund 2.13% (c)	1,421,192	1,421
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	26,392,256	26,395
TOTAL MONEY MARKET FUNDS
(Cost $27,816)		27,816
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $933,035)		965,365
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(25,651)
NET ASSETS - 100%		$939,714

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$505
Fidelity Securities Lending Cash Central Fund	2
Total	$507

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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